Note 6 - Goodwill	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
(6)           Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

Goodwill of the P&C and Life insurance operating segments as of December 31, 2012 and 2013 has been grouped together under the agency segment due to the Group's realignment of its financial reporting structure in 2014 (see note 2(w)).

Agency segment
RMB
Balance as of January 1, 2013 & 2014	78,553
Addition for acquisitions in 2014	54,921
Balance as of December 31, 2014	133,474

The gross amount and accumulated impairment losses by segment as of December 31, 2013 and 2014 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Goodwill, gross as of January 1, 2013	1,041,181	38,077	1,079,258
Accumulated impairment loss	(962,628)	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2013	78,553	—	78,553

Goodwill, gross as of January 1, 2014	1,096,102	38,077	1,134,179
Accumulated impairment loss	(962,628)	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2014	133,474	—	133,474

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment loss recognized in goodwill for the years ended December 31, 2012, 2013 and 2014, respectively.